OTHER OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Operating Assets And Liabilities [Abstract]
Summary of Other Current and Non-Current Assets and Liabilities
The details of Sunrise's other current and non-current assets as well as other current and non-current liabilities are set forth below:

	December 31
	2024	2023
	CHF in millions
Other assets - current:
Third party receivables	63.4	120.0
Prepayments	60.8	128.7
Contract assets	14.6	17.3
Contract costs	61.1	53.6
Inventories	58.5	50.1
Other	1.5	6.3
Total	259.9	376.0
Other assets - non-current:
Trade receivables	34.3	44.0
Prepayments	82.1	31.7
Contract assets	13.2	14.4
Contract costs	19.2	15.8
Other	11.6	10.5
Total	160.4	116.4
Other liabilities - current:
Accrued other liabilities	261.0	335.0
Accrued capital expenditures	63.5	66.9
Accrued payroll and employee benefits	68.3	83.0
Deferred revenue	71.3	66.7
Other	32.9	31.2
Total	497.0	582.8
Other liabilities - non-current:
Other	48.2	89.8
Total	48.2	89.8